UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-10597

Tax-Managed Mid-Cap Core Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	January 31, 2008

Item 1. Schedule of Investments

Tax-Managed Mid-Cap Core Portfolio	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Air Freight & Logistics — 2.5%
CH Robinson Worldwide, Inc.	18,200	$1,010,828
Expeditors International of Washington, Inc.	28,300	1,338,307
		$2,349,135
Airlines — 0.7%
SkyWest, Inc.	26,000	$676,520
		$676,520
Auto Components — 1.4%
BorgWarner, Inc.	26,000	$1,315,860
		$1,315,860
Automobiles — 0.9%
Thor Industries, Inc.	25,000	$883,000
		$883,000
Capital Markets — 5.9%
Affiliated Managers Group, Inc. (1)	18,800	$1,848,228
Federated Investors, Inc., Class B	27,000	1,149,390
Raymond James Financial, Inc.	50,000	1,404,500
SEI Investments Co.	44,600	1,235,420
		$5,637,538
Chemicals — 2.6%
Albemarle Corp.	35,200	$1,276,352
RPM International, Inc.	56,000	1,211,840
		$2,488,192
Commercial Banks — 4.3%
City National Corp.	22,000	$1,251,360
Cullen/Frost Bankers, Inc.	35,700	1,943,508
Westamerica Bancorporation	18,000	891,360
		$4,086,228
Commercial Services & Supplies — 1.6%
FTI Consulting, Inc. (1)	27,000	$1,493,370
		$1,493,370
Computer Peripherals — 0.9%
Diebold, Inc.	31,500	$815,220
		$815,220
Construction & Engineering — 2.1%
Jacobs Engineering Group, Inc. (1)	26,000	$1,987,440
		$1,987,440
Construction Materials — 1.4%
Martin Marietta Materials, Inc.	11,000	$1,349,920
		$1,349,920
Containers & Packaging — 1.7%
Sonoco Products Co.	51,300	$1,583,118
		$1,583,118
Diversified Consumer Services — 1.8%
Apollo Group, Inc., Class A (1)	21,500	$1,714,410
		$1,714,410
Electric Utilities — 1.7%
DPL, Inc.	56,600	$1,571,216
		$1,571,216
Electrical Equipment — 2.0%
AMETEK, Inc.	42,000	$1,849,680
		$1,849,680

Electronic Equipment & Instruments — 3.5%
Amphenol Corp., Class A	46,000	$1,837,240
National Instruments Corp.	55,000	1,477,300
		$3,314,540
Energy Equipment & Services — 4.7%
FMC Technologies, Inc. (1)	55,000	$2,648,800
Grant Prideco, Inc. (1)	36,000	1,792,080
		$4,440,880
Food & Staples Retailing — 1.3%
Ruddick Corp.	36,000	$1,226,880
		$1,226,880
Food Products — 1.6%
Corn Products International, Inc.	16,000	$540,800
Hormel Foods Corp.	26,000	1,007,240
		$1,548,040
Gas Utilities — 4.7%
AGL Resources, Inc.	41,100	$1,555,635
Piedmont Natural Gas Co., Inc.	61,200	1,534,284
Questar Corp.	26,000	1,323,660
		$4,413,579
Health Care Equipment & Supplies — 7.9%
Bard (C.R.), Inc.	15,800	$1,525,806
Beckman Coulter, Inc.	18,400	1,223,600
DENTSPLY International, Inc.	37,800	1,561,518
Mentor Corp.	34,000	1,177,080
Varian Medical Systems, Inc. (1)	39,000	2,027,610
		$7,515,614
Health Care Providers & Services — 4.4%
Henry Schein, Inc. (1)	25,000	$1,453,250
Owens & Minor, Inc.	38,000	1,570,160
Patterson Cos., Inc. (1)	35,000	1,121,400
		$4,144,810
Hotels, Restaurants & Leisure — 1.5%
Sonic Corp. (1)	63,850	$1,416,193
		$1,416,193
Household Durables — 0.7%
Mohawk Industries, Inc. (1)	8,500	$679,320
		$679,320
Insurance — 3.8%
HCC Insurance Holdings, Inc.	53,000	$1,476,580
Markel Corp. (1)	2,300	1,064,900
Protective Life Corp.	25,700	1,021,318
		$3,562,798
IT Services — 1.1%
Fiserv, Inc. (1)	20,200	$1,037,674
		$1,037,674
Life Sciences Tools & Services — 1.0%
Pharmaceutical Product Development, Inc.	22,000	$953,920
		$953,920

Machinery — 5.1%
Donaldson Co., Inc.	35,000	$1,466,500
Dover Corp.	30,300	1,222,908
Graco, Inc.	36,200	1,238,764
IDEX Corp.	30,000	936,900
		$4,865,072
Media — 1.7%
Washington Post Co., Class B	2,200	$1,636,800
		$1,636,800
Metals & Mining — 1.2%
Reliance Steel & Aluminum Co.	24,000	$1,181,040
		$1,181,040
Multiline Retail — 1.0%
Dollar Tree Stores, Inc. (1)	35,000	$980,350
		$980,350
Multi-Utilities — 2.8%
NSTAR	40,000	$1,297,200
OGE Energy Corp.	42,300	1,384,479
		$2,681,679
Office Electronics — 1.2%
Zebra Technologies Corp., Class A (1)	36,275	$1,114,005
		$1,114,005
Oil, Gas & Consumable Fuels — 4.3%
Holly Corp.	35,000	$1,694,700
Peabody Energy Corp.	20,000	1,080,400
Plains Exploration & Production Co. (1)	25,805	1,255,155
		$4,030,255
Personal Products — 2.0%
Alberto-Culver Co.	72,000	$1,928,880
		$1,928,880
Semiconductors & Semiconductor Equipment — 1.8%
Microchip Technology, Inc.	52,050	$1,660,916
		$1,660,916
Software — 5.1%
ANSYS, Inc. (1)	42,200	$1,473,202
Citrix Systems, Inc. (1)	42,500	1,471,350
Jack Henry & Associates, Inc.	78,500	1,929,530
		$4,874,082
Specialty Retail — 3.1%
O’Reilly Automotive, Inc. (1)	59,000	$1,736,370
Ross Stores, Inc.	41,500	1,209,725
		$2,946,095
Tobacco — 1.2%
Universal Corp., VA	22,000	$1,095,820
		$1,095,820
Trading Companies & Distributors — 1.0%
MSC Industrial Direct Co., Inc., Class A	23,000	$944,610
		$944,610
Total Common Stocks (identified cost $74,937,107)		$93,994,699
Total Investments — 99.2% (identified cost $74,937,107)		$93,994,699
Other Assets, Less Liabilities — 0.8%		$787,548
Net Assets — 100.0%		$94,782,247

(1)               Non-income producing security.

The Portfolio did not have any open financial instruments at January 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$75,001,929
Gross unrealized appreciation	$20,702,000
Gross unrealized depreciation	(1,709,230)
Net unrealized appreciation	$18,992,770

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Mid-Cap Core Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 11, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 11, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 11, 2008